Description of the Plan	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Description of the Plan
Description of the Plan

Note 1–Description of the Plan

The following is a brief description of the Ball Corporation 401(k) and Employee Stock Ownership Plan (the “Plan”). Participants should refer to the Plan Document or the Summary Plan Description for more complete information.

General

The Plan is a defined contribution plan established on September 1, 1983. Ball Corporation (the “Company”) is the Plan’s Sponsor and the Plan is administered by the Global Pension and Benefits Committee (“GPBC”). The Plan was most recently amended and restated effective January 1, 2015.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

On December 29, 2022, the Setting Every Community Up for Retirement Enhancement (“SECURE”) 2.0 Act was signed into law.

Effective January 1, 2024, the SECURE Act 2.0 updated certain rules related to required minimum distributions (“RMDs”), special distribution provisions (related to emergency and domestic abuse victims), Roth accounts, surviving spouse treatment, Roth catch-up contributions, matching contributions for student loan repayments, mandatory distribution limits for terminated employee account balances, employer-offered emergency savings accounts and plan corrections for elective deferrals. All of the required provisions have been implemented as of the date the financial statements were available to be issued.

Effective January 1, 2024, the Administrative Services Agreement (“ASA”) between the Company and Voya Institutional Plan Services, LLC. was amended to address the collection and handling of float earnings. The float earnings are calculated based on the Plan’s monthly average check balance from the date a distribution check is issued until the date the check is presented for payment, and the rate of float is determined generally at the money market interest rate. Under the Amended ASA, Voya Institutional Plan Services, LLC. is required to deposit the float earnings attributable to the Plan into its designated recordkeeping expense account within the Plan’s trust. The amendment became effective as of January 1, 2024, and was formally executed in December 2025. The float earnings will be available to pay qualified ERISA expenses and/or be allocated to Participant accounts. The float earnings for 2024 and 2025 were assessed and determined to be immaterial.

Effective January 1, 2025, the SECURE Act 2.0 allows certain rules related to catch-up contributions for those aged 60 to 63 (“super catch-ups”). The Plan has evaluated the impact of the provision and implemented it effective January 1, 2026. The updates will be reflected in an amendment to the Plan in 2026, in compliance with SECURE Act 2.0.

Effective February 15, 2024, the Plan was amended for matters related to the sale of Ball Aerospace & Technologies Corp. to BAE Systems, Inc., including an update to the true-up, Performance Sharing Match and Non-Elective Company Contribution (“NECC”) provisions for the related participants. In accordance with the Plan documents, former Ball Aerospace & Technologies Corp. participants have the option to rollover or distribute their 401(k) Plan assets. Additional detail can be found in the Company Contributions section below.

On February 5, 2025, the Company acquired Florida Can Manufacturing, LLC (“Florida Can”). The acquisition will accelerate the continued development and growth of the Aluminum Beverage business. Impacts to the Plan were assessed and determined to be immaterial.

On March 21, 2025, the Company formed a strategic partnership with Ayna.AI, named Oasis Venture Holdings, LLC (“Oasis”). The strategic venture will accelerate the continued development and growth of the Aluminum Cups business. Effective March 21, 2025, the Plan was amended to include special provisions related to this transaction. Members who were employed by Ball and transitioned to Oasis as of March 21, 2025 were not required to be employed on the last day of the Plan Year ending December 31, 2025 in order to receive the true-up contribution and the NECC for plan year 2025. In addition, all employer contributions for plan year 2025 were pro-rated through March 21, 2025 for such employees. Impacts to the Plan were assessed and determined to be immaterial.

Trustee and Recordkeeper of the Plan

The trustee and recordkeeper of the Plan is Voya Institutional Trust Company (the “Trustee” or “Voya”). The Trustee holds all assets of the Plan in accordance with provisions of the agreement with the Company.

Eligibility

All U.S. salaried and hourly employees of the Company, who are over 18 years of age and are in participating subsidiaries, are eligible to participate in the Plan. Employees who are considered temporary or seasonal become eligible upon completion of 1,000 hours of service in a computation period, as defined by the Plan Document. Beginning January 1, 2025, there is no service hour requirement. Eligibility to participate in the Plan begins with the first day of employment. An eligible employee who does not make an election about his or her participation in the Plan is automatically enrolled 30 days after his or her eligibility date.

Employee Contributions

The Plan allows eligible participants to contribute a portion of their eligible pay to the Plan on a pre-tax basis and post-tax basis (“Roth”), within limits defined by the Plan. Such limits vary among certain employee classifications. Participants who have attained age 50 before the end of the Plan Year are eligible to make catch-up contributions, subject to annual Internal Revenue Code (“IRC”) limitations. In all cases, the maximum contribution for a participant may not exceed the annual maximum limits established under IRC Section 402(g). All income earned from invested contributions accumulates on a tax deferred basis until withdrawal, unless contributions are made post-tax, via Roth feature, in which case withdrawals are tax-free.

The Plan provides for the automatic enrollment at a specified percentage of pre-tax deferral of eligible pay (as defined for each group in the Plan Document) for newly hired employees, unless the employee affirmatively elects not to make a pre-tax contribution or elects to make contributions of a different amount or via the Plan’s Roth feature. The Plan also provides an automatic one- step increase. Employees may opt-out of the automatic increases at any time.

Participants may change the level or type (e.g. pre-tax or Roth) of their contributions or suspend   their contributions entirely at any time. The Plan also permits rollover contributions, which represent funds that participants transfer into the Plan from previous qualified plans.

Company Contributions

The Company generally makes a matching contribution each pay period that is based on the percentage of eligible pay that the participant contributes. The Company matching contribution and the ratio of the Company matching contribution to the participant contribution differs depending on the employee group in which the participant belongs. The maximum percentage of eligible pay which the Company will match is 6 percent. The Plan includes matching provisions in accordance with the provisions of the applicable union contracts.

The Company makes a 5 percent NECC to members’ accounts based on the member’s 401(k) eligible earnings, which is paid each year after December 31. This program is applicable for salaried and non-union hourly employees hired on or after January 1, 2022. The NECC is invested in accordance with participant elections, except that the contributions cannot initially be invested to the Ball Corporation Common Stock Fund. The Company will only fund the NECC on behalf of the employees who are employed on the last day of the calendar year.

Effective February 15, 2024, the Plan was amended to include special provisions related to the sale of Ball Aerospace and Technologies Corp. (“BATC”). Members employed by BATC as of February 15, 2024 (the “Closing Date”) were not required to be employed on the last day of the Plan Year ending December 31, 2024 in order to receive the true-up contribution, the Performance Sharing Matching Contribution, and the NECC for plan year 2024. In addition, all employer contributions for plan year 2024 were pro-rated through the Closing Date for such employees.

The NECC was $6,536,130 in 2025. The NECC was $5,623,526 in 2024 including $753,802 pro-rated amount for BATC employees. The 2025 and 2024 contributions were funded in 2026 and 2025, respectively, except the BATC pro-rated amount that was funded in 2024.

Employees of BATC who were not participants in the Ball Corporation Economic Value Added Incentive Compensation Plan could receive an additional match under the Plan. This provision allowed for a match of up to a maximum of 2.0 percent of the eligible earnings that such eligible BATC Employee deferred; multiplied by the BATC Economic Value Added performance factor, between 0 and 1 (inclusive), in accordance with conditions of the BATC Performance Sharing Match Program; multiplied by a factor of 1.25. The additional match was invested in accordance with participant elections. BATC employees who were employed as of the Closing Date earned pro-rated match through the Closing Date based on the Economic Value Added performance factor achieved of 1.0 in 2024. The Company contributions of this type were $2,130,034 in 2024. There were no contributions of this type in 2025.

The Company makes additional contributions for some employee groups. Generally, these contributions are made each pay period and are based on the eligible hours worked by the employee during the pay period. Additional contributions are invested in accordance with participant elections subject to the restrictions noted in the Company Stock paragraph below. The Company contributions of this type were $905,971 in 2025 and $977,940 in 2024.

Vesting

Participants are fully vested in their own contributions and related earnings, any Company matching contributions and certain additional Company contributions, including related earnings. Vesting in the NECC is based on completed years of service. A participant becomes 100 percent vested in the NECC after three completed years of service.

Forfeitures

The forfeitures balance was $58,660 and $31,521 at December 31, 2025 and 2024, respectively. Forfeitures, if any, are used to pay plan expenses or reduce employer contributions. During 2025, $550,024 was used for employer contributions and $0 was used for expenses. During 2024, $895,681 was used for employer contributions and $0 was used for expenses. The balance of uncashed checks was $328,607 and $315,266 at December 31, 2025 and 2024, respectively.

Distribution of Benefits

Distributions to employees are normally made upon termination of employment and upon submission of a request. Distribution methods available are lump sum, installments, and partial distributions. A request for distribution may be directed to the recordkeeper via written request, voice response system, internet site, or directly with the recordkeeper in accordance with Plan provisions. Effective January 1, 2024, upon termination, if a participant’s vested account balance is $7,000 or less, it cannot be left in the Plan. If the balance is $1,000 or less, the balance will be distributed in a lump sum payment. If the balance is more than $1,000 but less than or equal to $7,000, the amount will be transferred to an individual retirement account, unless a distribution is requested.

At any time, a participant with an approved immediate and critical financial need may request a hardship withdrawal in an amount no greater than is necessary to satisfy such financial hardship.

Notes Receivable from Participants

Generally, loans bear interest at 1.0 percent above the Prime Rate (as published by Thomson Reuters News Agency) or the going rate for similar loans and are limited to the lesser of $50,000, reduced by the highest outstanding loan balance in the prior 12 month period, or 50 percent of a participant’s eligible account balance. Loans are distributed by lump sum, are paid back through installments, and are for a maximum of 5 years, unless used for the purchase of a principal residence, which can be repaid over a 15 year term. Each participant is permitted only one outstanding loan at a time. Participant loans at December 31, 2025, had interest rates ranging from 4.25 percent to 9.50 percent.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the Company’s contributions, if applicable, an allocation of Plan earnings (losses), and certain administrative expenses. Plan earnings (losses) and expenses are allocated to individuals’ accounts based on each participant’s account balance in their respective investment options selected. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

Company Stock

Effective November 1, 2005, contributions cannot be invested in the Ball Corporation Common Stock Fund if a participant has 35 percent or more of their account value invested in the Ball Corporation Common Stock Fund. In the event a participant’s investment in the Ball Corporation Common Stock Fund exceeds 35 percent, future contributions, loan payments, and transfers to the Plan will be directed to the default investment fund until such time that the participant’s investment level in the Ball Corporation Common Stock Fund drops below 35 percent of their account value. The default investment fund is the date-specific Target Retirement fund that most closely matches the participant’s expected retirement year (based on an assumed retirement age of 65). Company matching contributions are invested according to participant elections, except that the NECC cannot initially be invested to Ball Corporation Common Stock Fund.

Voting Rights

Each participant receives voting rights on his/her shares of Ball Corporation common stock.

Company Stock Dividends

Participants have the option to either reinvest dividends paid on his/her share of Ball Corporation common stock or receive the dividends in cash.